Leases payable (Details) - Schedule of future minimum lease payments R$ in Thousands	Jun. 30, 2021 BRL (R$)
Schedule of future minimum lease payments [Abstract]
1 year	R$ 30,545
2 years	70,683
3 years	67,471
4 years	10,308
5 years	8,540
Above 5 years	11,448
Total	R$ 198,995